UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

Deutsche Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2014 (Unaudited)

Deutsche Global Infrastructure Fund
(formerly DWS RREEF Global Infrastructure Fund)
	Shares	Value ($)
Common Stocks 94.7%
Australia 2.4%
Transurban Group (Cost $134,538,405)	18,620,900	125,610,646
Canada 15.3%
Canadian Pacific Railway Ltd.	372,900	77,365,563
Enbridge, Inc. (a)	6,658,400	318,725,679
Inter Pipeline Ltd. (a)	2,236,141	72,577,995
Pembina Pipeline Corp.	3,072,798	129,447,394
TransCanada Corp. (a)	3,819,238	196,699,538

(Cost $678,113,549)		794,816,169
China 1.7%
ENN Energy Holdings Ltd. (Cost $95,945,622)	13,251,800	86,726,071
France 2.0%
Groupe Eurotunnel SA (Registered) (Cost $101,386,547)	8,310,700	101,242,726
Germany 0.8%
Hamburger Hafen und Logistik AG (Cost $43,227,665)	1,740,306	41,426,402
Hong Kong 1.0%
China Merchants Holdings International Co., Ltd. (Cost $54,179,627)	16,257,600	50,302,091
Italy 4.2%
Atlantia SpA	4,790,600	117,870,117
Snam SpA	18,366,884	101,246,620

(Cost $196,724,094)		219,116,737
Mexico 2.1%
Infraestructura Energetica Nova SAB de CV	11,774,393	71,923,696
Promotora y Operadora de Infraestructura SAB de CV "L"*	2,948,595	37,443,348

(Cost $81,287,206)		109,367,044
Netherlands 1.5%
Koninklijke Vopak NV (Cost $79,570,388)	1,477,522	79,553,827
Spain 1.7%
Ferrovial SA (Cost $87,117,386)	4,696,000	90,712,948
Switzerland 1.4%
Flughafen Zuerich AG (Registered) (Cost $65,141,866)	118,500	74,225,492
United Kingdom 2.9%
National Grid PLC	8,850,959	126,907,978
United Utilities Group PLC	1,892,448	24,672,043

(Cost $118,380,434)		151,580,021
United States 57.7%
American Tower Corp. (REIT)	3,405,430	318,850,411
American Water Works Co., Inc.	4,239,704	204,480,924
Cheniere Energy, Inc.*	772,791	61,846,464
Cone Midstream Partners LP*	500,000	14,050,000
Crown Castle International Corp. (REIT)	4,064,812	327,339,310
CSX Corp.	1,613,400	51,725,604
Edison International	1,793,600	100,298,112
Enbridge Energy Management LLC (a)	1,357,761	50,522,271
Enbridge Energy Partners LP (a)	2,749,500	106,818,075
Enterprise Products Partners LP (a)	1,911,800	77,045,540
Genesis Energy LP	1,453,736	76,524,663
ITC Holdings Corp.	4,948,300	176,307,929
NiSource, Inc.	7,133,446	292,328,617
NorthWestern Corp. (a)	1,807,600	81,992,736
Pattern Energy Group, Inc. (a)	1,269,800	39,262,216
SBA Communications Corp. "A"* (a)	1,389,709	154,118,728
SemGroup Corp. "A"	578,000	48,130,060
Sempra Energy	2,675,738	281,969,270
Southwest Gas Corp.	794,000	38,572,520
Spectra Energy Corp. (a)	5,553,753	218,040,343
Union Pacific Corp.	1,184,300	128,401,806
Williams Companies, Inc.	2,726,800	150,928,380

(Cost $2,646,183,471)		2,999,553,979

Total Common Stocks (Cost $4,381,796,260)		4,924,234,153
Securities Lending Collateral 12.3%
Daily Assets Fund Institutional, 0.08% (b) (c) (Cost $638,139,104)	638,139,104	638,139,104
Cash Equivalents 3.8%
Central Cash Management Fund, 0.05% (b) (Cost $197,945,360)	197,945,360	197,945,360

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $5,217,880,724) †	110.8	5,760,318,617
Other Assets and Liabilities, Net	(10.8)	(561,957,040)

Net Assets	100.0	5,198,361,577

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $5,231,987,625.  At September 30, 2014, net unrealized appreciation for all securities based on tax cost was $528,330,992.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $581,886,757 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $53,555,765.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2014 amounted to $612,109,116, which is 11.8% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2014 the Deutsche Global Infrastructure Fund had the following sector diversification:

Sector Diversification	As a % of Common Stocks
Utilities	33.1%
Energy	32.5%
Industrials	18.2%
Financials	13.1%
Telecommunication Services	3.1%
Total	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$125,610,646	$—	$125,610,646
Canada	794,816,169	—	—	794,816,169
China	—	86,726,071	—	86,726,071
France	—	101,242,726	—	101,242,726
Germany	—	41,426,402	—	41,426,402
Hong Kong	—	50,302,091	—	50,302,091
Italy	—	219,116,737	—	219,116,737
Mexico	109,367,044	—	—	109,367,044
Netherlands	—	79,553,827	—	79,553,827
Spain	—	90,712,948	—	90,712,948
Switzerland	—	74,225,492	—	74,225,492
United Kingdom	—	151,580,021	—	151,580,021
United States	2,999,553,979	—	—	2,999,553,979
Short-Term Investments (d)	836,084,464	—	—	836,084,464

Total	$4,739,821,656	$1,020,496,961	$—	$5,760,318,617

There have been no transfers between fair value measurement levels during the period ended September 30, 2014.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Infrastructure Fund, a series of Deutsche Global/International Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	November 21, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 21, 2014